Schedule of Investments PIMCO California Municipal Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.7% ¤
MUNICIPAL BONDS & NOTES 169.8%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$850	$51

CALIFORNIA 153.4%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2052 (b)	2,200	576
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (c)	2,890	1,597
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	870	977
Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023 4.250% due 08/01/2050	2,500	2,517
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (b)	680	211
Bay Area Toll Authority, California Revenue Bonds, Series 2017 5.000% due 04/01/2056	1,750	1,871
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.125% due 04/01/2054	1,700	1,688
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,500	1,493
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,000	2,153
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	2,225	1,851
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	783
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	855
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,660	1,662
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	7,000	1,068
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	4,700	917
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,256
5.000% due 10/01/2048	1,000	1,041
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,315
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	3,023
5.000% due 08/15/2055	6,000	6,113
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,400	1,417
4.000% due 11/01/2044	1,000	1,003
4.000% due 11/01/2051	2,500	2,479
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 08/15/2050	4,000	3,934
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,500	2,450
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 11/15/2044	1,700	1,927
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	1,300	1,301
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,250	410
4.000% due 11/01/2055	915	847
8.000% due 01/01/2050	1,650	1,684
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,700	1,897
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	700	682
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	517
5.000% due 06/01/2048	1,370	1,437
California Municipal Finance Authority Revenue Bonds, Series 2020 4.100% due 10/01/2045	1,000	999
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (d)	1,200	1,034

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	2,000	2,088
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,350	1,409
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	1,003
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	3,500	4,153
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	2,752
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	1,275	1,311
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,500	1,669
California State General Obligation Bonds, Series 2022
4.000% due 09/01/2042	1,350	1,386
4.000% due 04/01/2049	2,250	2,261
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	1,800	1,845
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	8,000	8,170
California State University Revenue Bonds, Series 2023 5.000% due 11/01/2044	1,000	1,141
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	1,000	1,091
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,008
4.000% due 07/01/2043	350	349
4.000% due 07/01/2047	1,750	1,732
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	214
5.000% due 12/01/2046	5,700	5,747
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	982
5.000% due 03/01/2048	1,700	1,736
5.500% due 12/01/2058	1,775	1,824
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,790	1,604
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	1,935	1,974
Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,445	1,599
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	2,000	2,142
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (b)	1,395	876
0.000% due 08/01/2042 (b)	1,500	680
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	2,500	1,718
4.000% due 08/01/2047	595	491
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	750	631
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,500	1,669
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,650	1,650
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	354
3.400% due 10/01/2046	450	367
4.000% due 08/01/2056	250	215
4.000% due 10/01/2056	600	446
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	2,000	1,082
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	340	352
Desert Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,250	1,245
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2024 5.000% due 06/01/2043	700	804
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,600	1,734
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034	8,170	8,183
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,008
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,315	1,290
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	790
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,410	2,355
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,500	1,497
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,000	2,188

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	20,500	2,325
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	1,979
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,415
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,703
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	2,000	2,009
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	2,000	1,965
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,056
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021 4.000% due 06/01/2037	1,750	1,863
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,503
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2050	2,185	2,085
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2048	2,500	2,716
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,335	1,467
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	2,500	2,851
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	10,345	13,179
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	880	874
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	3,000	3,026
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	2,650	2,657
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021 5.000% due 11/01/2038	2,000	2,299
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	2,550	2,526
Oceanside Unified School District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2041	1,020	1,042
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	500	497
Ontario Montclair School District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2046	1,650	1,726
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2052	1,275	1,296
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,750	1,722
Redwood City School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,900	2,109
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,350	1,350
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (b)	1,650	606
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,007
Riverside County, California Transportation Commission Revenue Bonds, Series 2013 0.000% due 06/01/2042 (b)	1,000	459
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,125	1,148
4.000% due 06/01/2047	1,500	1,445
Riverside, California Electric Revenue Bonds, Series 2024 5.000% due 10/01/2049	2,500	2,810
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,313
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2049	1,400	1,366
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,000	1,093
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	450	451
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 5.000% due 08/15/2048	500	561
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,315
San Bernardino Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	3,300	3,625
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2053	3,350	3,691
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,750	2,629
5.000% due 07/01/2051	2,215	2,321
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	1,000	1,112
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	1,000	998

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,500	4,452
5.000% due 07/01/2048	1,000	1,123
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,625	2,726
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,183
5.000% due 05/01/2049	2,000	2,129
5.000% due 05/01/2050	1,900	2,020
San Francisco, California City & County General Obligation Bonds, Series 2022 5.000% due 06/15/2042	2,750	3,043
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,700	1,909
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,100	1,201
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 5.250% due 11/01/2052	1,250	1,428
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,700	1,893
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,700	1,683
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	3,000	2,166
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	4,000	4,285
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,650	1,620
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,000	1,974
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,190	1,211
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (b)	1,000	514
South San Francisco Unified School District, California General Obligation Bonds, Series 2023 4.000% due 09/01/2052	1,000	990
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	4,300	4,329
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,690	1,867
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,025	2,196
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	15,900	2,771
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (b)	4,000	771
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2048	1,750	1,823
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2048	5,000	5,294
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	5,100	5,599
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	2,983
Victor Valley Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2051	660	726
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	2,500	2,442
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.500% due 08/01/2053	1,350	1,517
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	2,000	2,034

		304,892

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,720	2,361
7.120% due 10/01/2038	480	467

		2,828

ILLINOIS 3.4%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,000	2,009
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	1,500	1,572
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,029

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,063

		6,673

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	1,974	1,977

NEW YORK 0.3%
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	525	503

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	650	20

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,170	1,295

PUERTO RICO 8.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	20,400	1,558
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,164	1,253
0.000% due 11/01/2051	2,586	1,391
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,250	822
4.000% due 07/01/2041	1,200	1,133
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	25,500	5,978
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,951	4,939

		17,074

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	310
12.000% due 12/01/2045	800	702

		1,012

VIRGINIA 0.5%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	17,000	541
5.500% due 07/01/2044	500	458

		999

Total Municipal Bonds & Notes (Cost $334,640)		337,324

U.S. GOVERNMENT AGENCIES 0.9%
Freddie Mac 3.720% due 01/01/2041	1,998	1,881

Total U.S. Government Agencies (Cost $1,842)		1,881

Total Investments in Securities (Cost $336,482)		339,205

Total Investments 170.7% (Cost $336,482)		$339,205
Auction Rate Preferred Shares (55.3)%		(109,900)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (17.4)%		(34,511)
Other Assets and Liabilities, net 2.0%		3,924

Net Assets Applicable to Common Shareholders 100.0%		$198,718

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholder

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,089	$1,034	0.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$51	$0	$51
California	0	304,892	0	304,892
Delaware	0	2,828	0	2,828
Illinois	0	6,673	0	6,673
New Hampshire	0	1,977	0	1,977
New York	0	503	0	503
North Dakota	0	20	0	20
Pennsylvania	0	1,295	0	1,295
Puerto Rico	0	17,074	0	17,074
Texas	0	1,012	0	1,012
Virginia	0	999	0	999
U.S. Government Agencies	0	1,881	0	1,881

Total Investments	$0	$339,205	$0	$339,205

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

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Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	CM	California Mortgage Insurance

Other Abbreviations:
TBA	To-Be-Announced